Summary of Significant Accounting Policies and Use of Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Use of Estimates and Judgments [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are:
Laboratory equipment	5 – 10 years
Office equipment	3 – 10 years
Right-of-use assets	Lease terms

Schedule of Cost of Revenue

For the years ended December 31, 2024, 2023 and 2022, cost of revenue consisted of as follows;

	Years ended December 31,
	2024	2023	2022
Test kits	$196,333	$247,994	$347,726
Labor	122,775	137,826	-
	$319,108	$385,820	$347,726